Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Debt Instrument, Unamortized Discount	$ 1,067,100	$ 502,400	$ 148,400
Construction Loans - Related Parties, net of Debt Discount	$ 1,897,600	$ 670,200	$ 853,800
Preferred Stock, no par value	$ 0	$ 0	$ 0
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	1,260,555	0	0
Preferred Stock, shares outstanding	1,260,555	0	0
Common Stock, no par value	$ 0	$ 0	$ 0
Common Stock, shares authorized	50,000,000	50,000,000	50,000,000
Common Stock, shares issued	14,898,594	5,636,548	3,513,517
Common Stock, shares outstanding	14,898,594	5,636,548	3,513,517